INVENTORY (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Inventory [Line Items]
Finished goods	$ 523	$ 570
Purchased parts and fabricated assemblies	449	461
Inventory	972	1,031
Inventory-related excess and obsolescence charges	$ 45	$ 40	$ 24